Label	Element	Value
Hood River International Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hood River International Opportunity Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Hood River International Opportunity Fund (the “Fund”)
Institutional Shares (HRIOX)
Retirement Shares (HRITX)

Supplement dated August 15, 2022
to the Summary Prospectus, dated December 22, 2021
and the Prospectus dated September 28, 2021, as previously supplemented

Strategy [Heading]	rr_StrategyHeading	The following replaces the fourth paragraph of the sub-section entitled “Principal Investment Strategies” in the Summary Section on page 2 of the Prospectus and page 2 of the Summary Prospectus.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may also invest in preferred stock, real estate investment trusts (“REITs”), rights, and warrants. The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also use forward foreign currency exchange contracts (“forward contracts”) for hedging purposes. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future.
Risk [Heading]	rr_RiskHeading	The following risks are added to the sub-section entitled “Principal Risks” in the Summary Section on page 5 of the Prospectus and page 6 of the Summary Prospectus.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Forward Contract Risk: The successful use of forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract; (b) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
•Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the Fund holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Supplement Closing	ck0001359057_SupplementClosing	Please retain this supplement for future reference.
Hood River International Opportunity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRIOX
Hood River International Opportunity Fund | Retirement Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRITX